Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025 SEGMENT
Segment Reporting [Line Items]
Number of reportable segments	1
Segment reporting, description	The CODMs assess performance for the single segment and determine how to allocate resources based on net income or loss that also is reported on the consolidated statements of operations as net income or loss. The measure of segment assets is reported on the consolidated balance sheets as total assets.
Segment reporting CODM profit loss measure how used description	General and administrative costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a Business Combination within the Combination Period. The CODM also reviews general and administrative costs to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. The CODM reviews interest earned to ensure the Trust Account is providing an acceptable rate of return for all shareholders and to maximize the Trust Account to be used to complete a Business Combination. While included within the consolidated statement of operations, subscription agreement expense and the related fair value adjustment to the subscription expense liability are not key measure used by the CODM since they do not represent a cash outflow.
ColdQuanta, Inc. dba Infleqtion [Member]
Segment Reporting [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Number of reportable segments	1
Segment reporting, description	The measure used by the CODM to assess performance and make operating decisions is net income or loss as reported on the consolidated statements of operations and comprehensive loss. The Company’s consolidated net income or loss is used by the CODM to identify underlying trends in the performance of the business and compare the Company’s financial performance against competitors.
Segment reporting CODM profit loss measure how used description	Significant expense categories reviewed by the CODM include cost of revenue, research and development and selling, general and administrative expenses. Other segment items consist of the remaining income and expense items presented in the consolidated statement of operations and comprehensive loss